 SPROTT FUNDS TRUST
200 Bay Street, Suite 2600
Toronto, Ontario, Canada M5J2J1

April 3, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:   Sprott Funds Trust (the “Trust”) (File Nos. 333-227545; 811-23382)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, with respect to the Registrant, effective March 31, 2020, do not differ from those filed in the Post-Effective Amendment No. 7 on March 27, 2020, which was filed electronically.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench

cc:

John Ciampaglia

President

Sprott Funds Trust